Loss Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (56,362)	$ (7,721)	¥ (25,466)		¥ (57,667)
Less: net loss attributable to noncontrolling interest		(8,440)	(1,156)	(6,128)		(11,746)
Net loss attributable to the Company’s shareholders		¥ (47,922)	$ (6,565)	¥ (19,338)		¥ (45,921)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share (in Shares)	[1]	2,854,594	2,854,594	1,243,140		500,000
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share (in Shares)	[1]	2,854,594	2,854,594	1,243,140		500,000
Basic earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (16.79)	$ (2.3)	¥ (15.56)	[1]	¥ (91.84)	[1]
Diluted earnings per share (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (16.79)	$ (2.3)	¥ (15.56)	[1]	¥ (91.84)	[1]

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.